Interests in Subsidiaries - Summary of Information About Principal Subsidiaries (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2021
MD South Tenements Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of entity	MD South Tenements Pty Ltd
Place of business / country of incorporation	Australia
Functional Currency	AUD
Ownership interest held of the Group	100.00%	100.00%
Principal activities	Graphite exploration
Novonix Battery Technology Services Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of entity	Novonix Battery Technology Solutions, Inc.
Place of business / country of incorporation	Canada
Functional Currency	CAN
Ownership interest held of the Group	100.00%	100.00%
Principal activities	Battery technology services.
Novonix Corp
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of entity	Novonix Corp
Place of business / country of incorporation	USA
Functional Currency	USD
Ownership interest held of the Group	100.00%	100.00%
Principal activities	Investment
Novonix Anode Materials LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of entity	Novonix Anode Materials, LLC
Place of business / country of incorporation	USA
Functional Currency	USD
Ownership interest held of the Group	100.00%	100.00%
Principal activities	Battery materials development
NOVONIX 1029, LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of entity	NOVONIX 1029, LLC
Place of business / country of incorporation	USA
Functional Currency	USD
Ownership interest held of the Group	100.00%	100.00%
Principal activities	Real estate borrower